Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Number of Options
Beginning Balance	5,639,571
Granted	1,542,958
Exercised	4,249,430
Forfeited	485,865
Cancelled	1,847,958
Ending Balance	599,276
Vested and expected to vest	598,638
Exercisable	571,689
Weighted Average Exercise Price
Beginning Balance	$ 1.55
Granted	$ 0.59
Exercised	$ 1.18
Forfeited	$ 3.31
Cancelled	$ 2.20
Ending Balance	$ 1.64
Vested and expected to vest	$ 1.64
Exercisable	$ 1.62
Weighted average grant- date fair value
Beginning Balance	$ 1.63
Granted	$ 1.56
Exercised	$ 1.53
Forfeited	$ 1.88
Cancelled	$ 1.81
Ending Balance	$ 1.72
Vested and expected to vest	$ 1.72
Exercisable	$ 1.69
Weighted Average Remaining Contractual Life (Years)
Beginning Balance	6 months 15 days
Ending Balance	3 years 29 days
Vested and expected to vest	3 years 1 month 2 days
Exercisable	3 years 2 months 1 day
Aggregate Intrinsic Value
Beginning Balance	$ 4,422
Ending Balance	522
Vested and expected to vest	522
Exercisable	$ 297